3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Group A	$ 515,569,202	$ 482,463,948
Group B	562,112	5,547,642
Group C	15,252,180	14,853,061
Total Loans	531,383,494	502,864,651
Commercial and industrial
Group A	78,585,348	73,352,768
Group B	90,763	617,526
Group C	2,090,582	3,140,453
Total Loans	80,766,693	77,110,747
Commercial Real Estate
Group A	226,785,919	194,066,034
Group B	246,357	4,609,847
Group C	8,285,872	8,368,346
Total Loans	235,318,148	207,044,227
Residential real estate - 1st lien
Group A	161,293,233	165,089,999
Group B	224,992	282,671
Group C	4,146,950	2,811,465
Total Loans	165,665,175	168,184,135
Residential real estate - Jr lien
Group A	43,817,872	44,687,951
Group B	0	37,598
Group C	727,115	531,313
Total Loans	44,544,987	45,256,862
Consumer
Group A	5,086,830	5,267,196
Group B	0	0
Group C	1,661	1,484
Total Loans	$ 5,088,491	$ 5,268,680